Commitments and Contingencies - Additional Information (Details) - UroGen Pharma Inc. - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2018	Sep. 30, 2017	Jun. 30, 2018
Commitments And Contingent Liabilities [Line Items]
Lease commencement date	Sep. 30, 2018	Oct. 31, 2017	May 31, 2016
Lease termination date	Dec. 31, 2023	Feb. 28, 2021
Contractual obligation	$ 1,400	$ 2,130